SCHWAB ANNUITY PORTFOLIOS

Schwab Government Money Market PortfolioTM

Schwab® S&P 500 Index Portfolio

Supplement dated February 22, 2017 to the Statement of Additional Information dated April 14, 2016 (the “SAI”)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with those documents.

Effective February 28, 2017, all references to the Schwab® S&P 500 Index Portfolio are deleted from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG96138-00 (02/17)

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